INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Current
Borrowings	$ 85,134,018	$ 119,728,126
Corporate bonds	24,183,969	25,265,276
Non-current
Borrowings	53,802,032	38,198,026
Corporate bonds	25,926,536	25,926,536
Amortized cost
Current
Corporate bonds	24,183,969	25,265,276
Non-current
Corporate bonds	25,926,536	25,926,536
Fair value
Current
Corporate bonds	22,007,517	22,529,823
Non-current
Corporate bonds	19,495,612	18,732,545
Bank borrowings
Current
Borrowings	60,950,049	93,752,214
Non-current
Borrowings	27,875,496	12,271,490
Bank borrowings | Amortized cost
Current
Borrowings	60,950,049	93,752,214
Non-current
Borrowings	27,875,496	12,271,490
Bank borrowings | Fair value
Current
Borrowings	56,377,945	83,183,234
Non-current
Borrowings	$ 20,552,530	$ 9,402,501